Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	OneWater Marine Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39213
Entity Tax Identification Number	83-4330138
Entity Address, Address Line One	6275 Lanier Islands Parkway
Entity Address, City or Town	Buford
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30518
City Area Code	678
Local Phone Number	541-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ONEW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001772921
Amendment Flag	false